Vista Outdoor Inc. - 10-K Derivative Financial Instruments - Fair Value by Balance Sheet Location (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets		$ 0	$ 91
Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivatives, Fair Value [Line Items]
Asset (Liability) derivatives	$ 490	9	(5,012)
Foreign currency forward contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	(4)
Other current assets | Foreign currency forward contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets		0	91
Other current assets | Foreign currency forward contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	$ 312	0
Deferred charges and other non-current assets, net | Interest rate swap contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets		13	0
Other current liabilities | Foreign currency forward contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities		(4)	(3,252)
Other long-term liabilities | Interest rate swap contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities		$ 0	$ (1,760)